Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ 28,345	$ 625,075	$ 896,463	$ 316,790	$ (121,953)	$ 1,633,587
Denominator:
Basic weighted average common stock outstanding	10,608,178	28,750,000	21,440,108	28,750,000	1,822,183	28,750,000
Basic net income (loss) per common stock	$ 0	$ 0.02	$ 0.04	$ 0.01	$ (0.07)	$ 0.06
Class B Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ 19,205	$ 156,269	$ 300,527	$ 79,198	$ (422,271)	$ 408,397
Denominator:
Basic weighted average common stock outstanding	7,187,500	7,187,500	7,187,500	7,187,500	6,309,419	7,187,500
Basic net income (loss) per common stock	$ 0	$ 0.02	$ 0.04	$ 0.01	$ (0.07)	$ 0.06